CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  July 7, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:          First Trust Exchange-Traded Fund III
                   (File Nos. 333-176976 and 811-22245)
             -------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus for the Registrant filed pursuant to Rule 497(e) on July 1, 2016. The Registration Statement relates to First Trust RiverFront Dynamic Asia Pacific ETF, First Trust RiverFront Dynamic Developed International ETF and First Trust RiverFront Dynamic Europe ETF, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By: /s/ Morrison C. Warren
                                                  ---------------------------
                                                      Morrison C. Warren

Enclosures